Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2022
Other non-current assets.
Schedule of other non-current assets

	As of
	June 30,	December 31,
(in thousands of $)	2022	2021
Restricted Cash - non-current	$1,681	$1,707
Non-current financial assets held at fair value through profit or loss	21,715	17,459
Non-current financial assets held at fair value through OCI	19,704	35,710
Total other non-current assets	$43,100	$54,876